Intangible Assets - Schedule of intangible assets and other longer-term assets (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance		$ 50,608	$ 16,008
Impairment		140,839	0
Ending balance		94,343	50,608
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance		166,879	131,101
Additions		7,084	2,336
Business acquisitions		198,837	34,314
Disposals			(872)
Loss of control		(34,314)
Ending balance		338,486	166,879
Accumulated depreciation and impairments
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(116,271)	(115,093)
Amortization		21,347	2,050
Impairment		140,839
Disposals			(872)
Loss of control		(34,314)
Ending balance		(244,143)	(116,271)
Cultivating and processing license
Disclosure of detailed information about intangible assets [line items]
Beginning balance		33,625	5,476
Impairment	$ 27,950
Ending balance		27,193	33,625
Cultivating and processing license | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance		145,347	116,433
Additions		0	0
Business acquisitions		73,079	28,914
Disposals			0
Loss of control		(28,914)
Ending balance		189,512	145,347
Cultivating and processing license | Accumulated depreciation and impairments
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(111,722)	(110,957)
Amortization		6,561	765
Impairment		72,950
Disposals			0
Loss of control		(28,914)
Ending balance		(162,319)	(111,722)
Brands
Disclosure of detailed information about intangible assets [line items]
Beginning balance		11,670	6,440
Impairment	$ 12,697
Ending balance		44,558	11,670
Brands | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance		13,840	8,440
Additions		0	0
Business acquisitions		97,200	5,400
Disposals			0
Loss of control		(5,400)
Ending balance		105,640	13,840
Brands | Accumulated depreciation and impairments
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(2,170)	(2,000)
Amortization		7,862	170
Impairment		56,450
Disposals			0
Loss of control		(5,400)
Ending balance		(61,082)	(2,170)
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance		2,368	1,744
Ending balance		6,556	2,368
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance		4,384	3,710
Additions		6,494	1,546
Business acquisitions		1,221	0
Disposals			(872)
Loss of control		0
Ending balance		12,099	4,384
Software | Accumulated depreciation and impairments
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(2,016)	(1,966)
Amortization		3,527	922
Impairment		0
Disposals			(872)
Loss of control		0
Ending balance		(5,543)	(2,016)
Domain names
Disclosure of detailed information about intangible assets [line items]
Beginning balance		401	460
Ending balance		342	401
Domain names | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance		585	585
Additions		0	0
Business acquisitions		0	0
Disposals			0
Loss of control		0
Ending balance		585	585
Domain names | Accumulated depreciation and impairments
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(184)	(125)
Amortization		59	59
Impairment		0
Disposals			0
Loss of control		0
Ending balance		(243)	(184)
Patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance		2,544	1,888
Ending balance		15,694	2,544
Patents | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance		2,723	1,933
Additions		590	790
Business acquisitions		27,337	0
Disposals			0
Loss of control		0
Ending balance		30,650	2,723
Patents | Accumulated depreciation and impairments
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(179)	(45)
Amortization		3,338	134
Impairment		11,439
Disposals			0
Loss of control		0
Ending balance		$ (14,956)	$ (179)